CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended	6 Months Ended	9 Months Ended	15 Months Ended	16 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2012	Oct. 31, 2012
Cash flows from operating activities:
Net loss	$ 0	$ (16,000)	$ (157,000)	$ (173,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	0		7,000	7,000
Changes in assets and liabilities:
Prepaid expenses and other assets	0		(67,000)	(67,000)
Accounts payable and accrued expenses	0		(8,000)	8,000
Net cash used in operating activities	0		(225,000)	(225,000)
Cash flows from financing activities:
Proceeds from issuance of common stock	0	200,000	0	200,000	2,200,000
Payments of offering costs	0		(416,000)	(696,000)
Advances from affiliate	0		641,000	721,000
Net cash provided by financing activities	0		225,000	225,000
Net change in cash	0		0	0
Cash, beginning of period	0	0	0	0	0
Cash, end of period	0	0	0	0
Non-cash Financing Activities [Abstract]
Deferred offering costs paid directly by affiliates	$ 0		$ 0	$ 90